Supplement to Prospectus Dated May 1, 1997
                    Aetna Life Insurance and Annuity Company
                           Variable Annuity Account C
               Individual Deferred Variable Annuity Contracts for
                Individual Retirement Annuities (Section 408(b))
             and Simplified Employee Pension Plans (Section 408(k))

The prospectus dated May 1, 1997 is amended as follows:

Cover:
The following Funds will be replaced with the designated Substitute Funds after the close of business of the New York Stock Exchange on November 26, 1997:


             Replaced Fund                                          Substitute Fund
Scudder Variable Life Investment Fund--           Portfolio Partners Scudder International Growth Portfolio
 International Portfolio Class A Shares
Alger American Small Capitalization Portfolio     Portfolio Partners MFS Emerging Equities Portfolio
American Century VP Capital Appreciation          Portfolio Partners MFS Research Growth Portfolio
 (Formerly TCI Growth)
Alger American Growth Portfolio                   Portfolio Partners T. Rowe Price Growth Equity Portfolio
Janus Aspen Short-Term Bond Portfolio             Aetna Variable Encore Fund (money market)










                 The Date of this Supplement is August 21, 1997

Form No. X75988-97

Fee Table - 3
The table under Annual Expenses of the Funds is amended by deleting the Replaced Funds and adding the following Substitute Funds:


                                                              Investment
                                                              Advisory Fees      Other Expenses
                                                              (after expense     (after expense     Total Annual
                                                              reimbursement)     reimbursement)     Fund Expenses
Portfolio Partners Scudder International Growth Portfolio         .80%               .20%             1.00%(1)
Portfolio Partners MFS Emerging Equities Portfolio                .70%(2)            .13%              .83%(1)
Portfolio Partners MFS Research Growth Portfolio                  .70%(2)            .15%              .85%(1)
Portfolio Partners T. Rowe Price Growth Equity Portfolio          .60%               .15%              .75%(1)


1 The Company has agreed to reimburse the Fund for expenses and/or waive its fees so that the aggregate expenses will not exceed this amount through April 30, 1999. Without such reimbursements or waivers, Total Annual Fund Expenses are estimated to be as follows: 1.00% for the Scudder International Growth Portfolio; .87% for the MFS Emerging Equities Portfolio; .92% for the MFS Research Growth Portfolio; and .79% for the T. Rowe Price Growth Equity Portfolio.

2 The advisory fee is .70% of the first $500 million in assets and .65% on the excess.

Fee Table - 4 and 5
The Hypothetical Illustrations (Example) in the Fee Table are amended by deleting all information with respect to the Replaced Funds for periods after November 26, 1997, and adding the following:


                                                EXAMPLE A                            EXAMPLE B
                                  If you withdraw the entire Contract       If you withdraw the entire Contract
                                  Value at the end of the periods shown,    Value at the end of the periods shown, you
                                  you would pay the following expenses,     would pay the following expenses,
                                  including any applicable deferred sales   including any applicable deferred sales
                                  charge assessed under Schedule A shown    charge assessed under Schedule B shown
                                  on Fee Table - 1 of the Prospectus:       on Fee Table - 2 of the Prospectus:

                                  1 year    3 yrs     5 yrs    10 yrs   1 year   3 yrs    5 yrs    10 yrs
                                  -------  --------  -------  -------  -------  ------  --------  -------
Portfolio Partners Scudder         $24       $74      $126      $269     $75      $128    $171      $269
 International Growth Portfolio
Portfolio Partners MFS Emerging    $22       $68      $117      $252     $74      $123    $163      $252
 Equities Portfolio
Portfolio Partners MFS Research    $22       $69      $118      $254     $74      $123    $164      $254
 Growth Portfolio
Portfolio Partners T. Rowe Price   $21       $66      $113      $244     $73      $120    $159      $244
 Growth Equity Portfolio



                                                EXAMPLE C
                                  If you withdraw the entire Contract                EXAMPLE D
                                  Value at the end of the periods shown,    If you withdraw the entire Contract
                                  you would pay the following expenses,     Value, or if you annuitize during the
                                  including any applicable deferred sales   periods shown, you would pay the
                                  charge assessed under Schedule C shown    following expenses (no deferred sales
                                  on Fee Table - 2 of the Prospectus:       charge is reflected):

                                  1 year    3 yrs     5 yrs    10 yrs   1 year   3 yrs    5 yrs    10 yrs
                                  -------  --------  --------  -------  -------  ------  --------- -------
Portfolio Partners Scudder         $85      $117      $149      $269     $24      $74       $126     $269
 International Growth Portfolio
Portfolio Partners MFS Emerging    $84      $112      $140      $252     $22      $68       $117     $252
 Equities Portfolio
Portfolio Partners MFS Research    $84      $112      $141      $254     $22      $69       $118     $254
 Growth Portfolio
Portfolio Partners T. Rowe Price   $83      $110      $136      $244     $21      $66       $113     $244
 Growth Equity Portfolio

Prospectus, Page 1
In the Section Investment Options, the Substitute Funds will take the place of the Replaced Funds after the close of business of the New York Stock Exchange on November 26, 1997. Any amounts allocated to the Replaced Funds will automatically be allocated to the Substitute Funds after that date. The following will be added:

Portfolio Partners Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

Portfolio Partners MFS Emerging Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

Portfolio Partners MFS Research Growth Portfolio seeks long-term growth of capital and future income by investing primarily in common stocks or securities convertible into common stocks issued by companies that the subadviser believes to possess better-than-average prospects for long-term growth, and, to a lesser extent, in income-producing securities including bonds and preferred stock.


Portfolio Partners T. Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, seeks to increase dividend income by investing primarily in common stocks issued by a diversified group of well-established growth companies.

Aetna Life Insurance and Annuity Company serves as the investment adviser to each Portfolio. Scudder, Stevens & Clark, Inc. serves as the subadviser to the Scudder International Growth Portfolio; Massachusetts Financial Services Company serves as the subadviser to the MFS Emerging Equities and MFS Research Growth Portfolios; and T. Rowe Price Associates, Inc. serves as the subadviser to the T. Rowe Price Growth Equity Portfolio.


Prospectus, page 8
The Section in the prospectus entitled Transfers is amended by adding the following to the Subsection on the Dollar Cost Averaging Program:

Amounts being transferred into a Replaced Fund will automatically be transferred into the Substitute Fund after the close of business of the New York Stock Exchange on November 26, 1997, unless you have been dollar cost averaging between the Aetna Variable Encore Fund and the Janus Aspen Short-Term Bond Portfolio (in either direction). In that event, your Dollar Cost Averaging will automatically terminate after November 26, 1997. To continue with Dollar Cost Averaging after that date, you must select Funds from the then-current list of available Funds.










Form No. X75988-97